Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal			$ 0	$ 0	$ 0
State			6	1	14
Foreign			229	189	23
Total current income tax expense			235	190	37
Deferred:
Federal			0	0	0
State			0	0	0
Foreign			(27)	(12)	(1)
Total deferred income tax benefit			(27)	(12)	(1)
Total	$ (657)	$ 90	$ 208	$ 178	$ 36